Share Capital (Schedule of Fair Value of Options Granted) (Details) - yr			12 Months Ended
	Oct. 16, 2017	Aug. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [abstract]
Expected dividend yield
Expected stock price volatility			100.00%	125.00%
Risk-free interest rate			1.79%	1.25%
Expected life of options (years)	1	1	2.38	1